Deferred Revenue - Deferred cloud-based connectivity and basic IoT services related revenue, Membership, SaaS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Deferred Revenue
Beginning balances	$ 10,113
Ending balances	7,215	$ 10,113
Cloud-based connectivity and basic IoT services
Deferred Revenue
Beginning balances	2,669	2,058	$ 777
Deferral of revenue	872	2,157	1,781
Recognition of deferred revenue	(2,166)	(1,546)	(500)
Ending balances	1,375	2,669	2,058
Membership
Deferred Revenue
Beginning balances	3,473	1,077
Deferral of revenue	2,442	9,259	1,229
Recognition of deferred revenue	(5,243)	(6,863)	(152)
Ending balances	672	3,473	1,077
SaaS
Deferred Revenue
Beginning balances	3,971	1,040
Deferral of revenue	11,779	6,455	1,834
Recognition of deferred revenue	(10,582)	(3,524)	(794)
Ending balances	$ 5,168	$ 3,971	$ 1,040